KALA INVESTMENT CORP.
                        REPORT TO STOCKHOLDERS
                         FINANCIAL STATEMENTS
                           OCTOBER 31, 1997






                              CONTENTS
                                                                  PAGE


INDEPENDENT AUDITOR'S REPORT				                                   1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES								                                         2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)           						                                     3

STATEMENTS OF CHANGES IN NET ASSETS				                            4

STATEMENTS OF CASH FLOWS						                                     5

NOTES TO FINANCIAL STATEMENTS					                                6-15






                               Stuart M. Fried
                         Certified Public Accountant
                              11 Twin Brook Road
                          West Caldwell, N.J.  07006




To the Board of Directors and
Stockholders of Kala Investment Corp.



We have audited the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of October 31, 1997 and 1996, and the related statements of operations, undistributed net income (loss), statements of changes in net assets and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. The investment securities held in custody were confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kala Investment Corp. as of October 31, 1997 and 1996, and the results of its operations and the changes in its operations and the changes in its net assets for the years then ended in conformity with generally accepted accounting principles.





                                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
December 10, 1997





                                                         STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                       STATEMENTS OF ASSETS, LIABILITIES
                            AND CAPITAL SECURITIES



                           									ASSETS

	  						                             									   YEAR ENDED OCTOBER 31,
                             																      1997	            1996

INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,293,716 and $7,515,499)		 					            $ 7,340,069 		   $ 7,535,295
Investment in NationsBank tax
 exempt fund 	        								                    		      		         18,266
Investment in HSBC NY tax free fund                226,551                0
Cash and cash equivalents	    					       	          6,230            3,084
Interest receivable	      								                 163,314 			      167,040
Prepaid expense	         									                   3,905 	          3,897
															                                -----------      -----------
		                                													$ 7,740,069 		   $ 7,727,582
                                               ===========      ===========


                						LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
   Dividends payable								                   $    81,974 		   $   102,118
   Accrued expenses	         								               10,636 	          6,293
                                               -----------      -----------
                              	         												92,610 		       108,411
                                               -----------      -----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
   Class A common 200 shares
    authorized and issued -
    no par
   Class B common 40,000 shares
    Authorized, 26,622 -
    no par 	       										                      	34,627			         4,627

Retained earnings	   										                  7,564,749			     7,612,435

Undistributed net income	                  						    1,730		        (47,686)
Unrealized (depreciation) appreciation
of investments	                  								           46,353  	        19,795
                                               -----------      -----------
Total Stockholders' Equity
(equivalent to $285.12 per
share at 10/31/97 and $284.06
per share at 10/30/96          							          	7,647,459 		     7,619,171
                                               -----------      -----------

														                                 $ 7,740,069 	    $ 7,727,582
                                               ===========      ===========


The accompanying notes are an integral part of these financial statements.

                                                        STUART M. FRIED, CPA



                         KALA INVESTMENT CORP.
                       STATEMENTS OF OPERATIONS
                    UNDISTRIBUTED NET INCOME (LOSS)




                                                  YEAR ENDED	OCTOBER 31,
                              											 			      1997             1996

INVESTMENT INCOME:

 INCOME:
Interest income										                  			 $352,080         $369,151
                                               --------         --------
 EXPENSES:
Custodial fees (note 4)	              									   6,750            7,598
Audit fees	      												                     2,500            3,000
Legal fees	      												                    16,002           12,185
Taxes other than income taxes	    							        12,010           12,177
Office expense	      											                  6,835            3,606
Printing and stationery	                            623              737
Filing and director's fees	         								        850	           1,065
Insurance	                         												   3,998            4,011
Amortization expense	                      								   0	           1,900
														                            	   ---------        ---------
 														                        								  49,568           46,279
                                              ---------        ---------

INVESTMENT INCOME	  	                										 302,512          322,872

Net realized gain (loss) from
 investment transactions	                        (1,053)         (50,654)
                                              ---------        ---------

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	  											               301,459          272,218
Less: Federal income taxes	         							       	 229              260
                                              ---------        ---------

NET INVESTMENT INCOME	                   						 301,230          271,958

Less: Dividends paid	  	              									 299,500          319,644
                                              ---------        ---------

UNDISTRIBUTED NET INCOME	          								   $   1,730        $ (47,686)
                                              =========        =========
UNREALIZED APPRECIATION OF INVESTMENTS        $  46,353        $  19,795
                                              =========        =========


The accompanying notes are an integral part of these fianancial statements.

                                                        STUART M. FRIED, CPA

                         KALA INVESTMENT CORP.
                  STATEMENTS OF CHANGES IN NET ASSETS







                                                 YEAR ENDED OCTOBER 31,
                                                  1997             1996

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net										             $  302,283      $  322,612
Net realized gain (loss) on investments	       			(1,053)	       (50,654)
Change in unrealized appreciation           		    26,558          28,239
                                              ----------      ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	     									                   327,788         300,197

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	                           299,500        (319,644)
                                              ----------      ----------

TOTAL INCREASE (DECREASE)	                        28,288         (19,447)

NET ASSETS BEGINNING OF PERIOD	  						      	 7,619,171	      7,638,618
                                              ----------      ----------

NET ASSETS END OF PERIOD (including
undistributed net income of $1,730 and
net loss of $47,686 respectively				          $7,647,459 	    $7,619,171
                                												  ==========      ==========


DIVIDENDS PER SHARE					                   							$11.17         $ 11.92
                               													  ==========      ==========














The accompanying notes are an integral part of these financial statements.

                                                       STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                          STATEMENTS OF CASH FLOWS



                               														    YEAR ENDED OCTOBER 31,
                                													     1997             1996


CASH FLOWS FROM OPERATING ACTIVITIES:
Net income 						                      								$301,230        $271,958
Adjustments to reconcile net income
to net cash provided by operating
 activities:
 	 Amortization	             									                0	          1,900
 Realized (gain) loss from investment
  transactions included in net income	    					   1,053  	       50,654
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	  									               195,226          61,320
(Increase) Decrease in NationsBank tax
    exempt fund	   	                         		  18,266          44,695
(Increase) Decrease in HSBC NY tax free fund   (226,551)              0
(Increase) Decrease in interest receivable 				   3,726          19,316
(Increase) Decrease in prepaid expenses 	  				      (8)            226
Increase (Decrease) in accrued expenses	  					   4,346           1,975
                                               --------         -------

NET CASH PROVIDED BY OPERATING ACTIVITIES	  			 297,288         452,044
                                               --------        --------

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized
 of investments             	    											     26,555          28,239
Realized gain (loss) from investment
 transactions	                                   (1,053)	       (50,654)
                                               --------        --------
NET CASH USED BY
 INVESTING ACTIVITIES	   					             					 25,502         (22,415)
                                               --------        --------
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	                  											   (319,644)      	(432,250)
                                               --------        --------
NET INCREASE (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	      								          	  3,146          (2,621)

CASH AND CASH EQUIVALENTS -
 BEGINNING OF PERIOD      	      		       						  3,084	          5,705
                                               --------        --------
CASH AND CASH EQUIVALENTS - END OF PERIOD				  $  6,230        $  3,084
		                            													    ========        ========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION

Cash paid during the period for:
 Income taxes												                      $      0        $    143
                                               ========        ========

The accompanying notes are an integral part of these financial statements.

                                                      STUART M. FRIED, CPA



                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S.
Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a)	Investments are valued by the Custodian.  These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b)	It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.


(c)	Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d)	Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

                                                        STUART M. FRIED, CPA



                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997



(e)	Interest receivable on investment in securities is computed daily.

(f) Amortization Method - The municipal bonds are amortized over the life of the bonds. As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier. This change in method resulted in a decrease of interest income of $21,253 for the year ended October 31, 1996.

(g) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at October 31, 1997:

	Unrealized appreciation of bonds totalled          $  82,858
	Unrealized depreciation of bonds totalled            (36,505)
                                                    ---------
	Net unrealized depreciation of investments	        $  46,353
                                                    ---------

2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $3,147,497 (which included purchases of HSBC NY tax exempt fund of $346,681 and purchases of NationsBank tax exempt fund $1,228,946) for the year ended October 31, 1997 and $3,298,492, (which included purchases of HSBC NY tax exempt fund $0 and purchases of NationsBank tax exempt fund of $1,161,601) for the year ended October 31, 1996. Sales of securities amounted to $3,047,820 (which included sales of HSBC NY tax exempt fund of $120,130 and sales of NationsBank tax exempt fund of $1,247,212) for the year ended October 31, 1997 and $3,265,896 (which included sales of HSBC NY tax exempt fund of $0 and sales of NationsBank tax exempt fund of $1,206,296) for the year ended October 31, 1996.

                                                      STUART M. FRIED, CPA


                             KALA INVESTMENT CORP.
                         NOTES TO FINANCIAL STATEMENTS
                               OCTOBER 31, 1997


3. DISTRIBUTIONS

The Company distributed income of $299,500 ($11.17 per share) as of October
31, 1997 and $319,644 ($11.92 per share) for the year ended October 31, 1996 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997, the custodial agreement was transferred to Marine Midland Bank. Marine Midland Bank (the Custodian) will charge a custodial fee of:

          .25% on the first $500,000 face value of bonds per $1,000
          .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum annual charge is $1,000. Additional charges will include $20 for each security transaction.

During the year ended October 31, 1997, the Company was charged an aggregate of $6,750 and $7,598 for the year ended October 31, 1996.


5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $600 and $600 for the years ended October 31, 1997 and 1996.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                      STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1997




                                														   YEAR ENDED OCTOBER 31,
                			        														         1997             1996

Investment income										                   $    13.12     $    13.76
Operating expenses	                      								   1.84           1.73
                                              ----------     ----------

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	        										                     11.28          12.03

FEDERAL INCOME TAX	                       							      0	             0
                                              ----------     ----------

INVESTMENT INCOME - NET	        	          						  11.28          12.03

Dividends to shareholders	        		         				  11.17          11.92
                                              ----------     ----------

                                												         .11            .11
Realized and unrealized gain
(loss) on investments - net	                         .95           (.84)
                                              ----------     ----------

CHANGE IN NET VALUE	                                1.06           (.73)

NET ASSET VALUE:
  Beginning of period	                            284.06         284.79
                                              ----------     ----------

  End of period	                              $   285.12     $   284.06
			                               											 ==========     ==========


Ratio of operating expenses
 to average net assets	          			            				.64%           .60%

Ratio of investment income
 net to average net assets	        			         	   4.60%          4.81%

Portfolio turnover	                        							20.57%         26.82%

Number of shares outstanding
 at end of period	    								                    26,822 		      26,822

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997



7.  INVESTMENT IN SECURITIES

                             													PRINCIPAL		  AMORTIZED		  MARKET
MUNICIPAL BONDS (99%)	 							            AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 010316BD8
Alabama Mental Health Fin Auth
DTD 7/01/95 4.750% Due 5/01/98
SPL Tax RFDG MBJA Non callable            $165,000	    $165,544     $165,810

 Cusip # 017289Q51
Allegheny Cnty Pa Hosp Dev Auth
DTD 2/01/88 6.90% Due 7/01/98
Presbyterian Univ Hosp-Ser-L-MB1A
Book entry only-Non Callable
Subj to extraordinary Rdmpt     	  				    160,000	     162,771      163,266

 Cusip # 652474BX6
Austin Tex Util Sys Rev MB1A
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable                               235,000      278,200      277,911

 Cusip # 652473QW8
Austin Tex Util Sys Rev Sera
DTD 4/15/86 8.00% Due 11/15/16
Comb Pr Lien                               100,000      111,364      112,443

 Cusip #07133ABG6
Battery Pk City Auth NY Rev-RFDG
Ser B-Book Entry Only
DTD 11/15/93 4.50% Due 11/01/98
Non Callable   									                   275,000      276,281      276,521

 Cusip #088275RS3
Bexar County Texas CTFS Oblig
GO Bond- PRFD
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100	  								              620,000	     654,585      668,602

                                                      STUART M. FRIED, CPA



                            KALA INVESTMENT CORP.
                       NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1997



                                          PRINCIPAL    AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                      AMOUNT        COST        VALUE

ISSUE

 Cusip # 235416KN3
Dallas Texas Wtrwks & Swr Sys
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable                   250,000	     280,008      283,485

 Cusip # 235416MC5
Dallas Texas Wtrwks & Swr Sys
DTD 4/01/95 7.5% Due 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50	     150,000      169,165      170,265

 Cusip #254760E64
District of Columbia RFDG Ser D
DTD 6/01/93  4.60%  Due 12/01/97
Book Entry Only-Non Callable OID      					250,000	     250,022      250,077

 Cusip #341148JD7
Florida St Jacksonville TranN Auth
DTD 1/01/85 9.20% Due 1/01/10
Pre-refunded 1/1/98 @ 102.00               	75,000       86,691       77,152

 Cusip # 36119AF2
Garland Texas MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable   	  					   	205,000	     226,690      231,332

 Cusip # 396482BY6
Greenville SC Hosp Sys Hosp Fac Rev
DTD 3/01/88 7.80% Due 5/01/15
Ser A FG1C Book Entry Only-OID
Pre-refunded 5/1/98 @ 102.00       				  		250,000	     266,004      259,830

                                                      STUART M. FRIED, CPA


                           KALA INVESTMENT CORP.
                       NOTES TO FINANCIAL STATEMENTS
                            OCTOBER 31, 1997


                                         PRINCIPAL    AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                     AMOUNT        COST        VALUE

ISSUE

 Cusip #45200KSU3
Illinois Health Facs Auth Rev
DTD 1/01/90  9.50%  Due 11/15/19
Hinsdale Hosp C-Book Entry Only
Pre-refunded 11/15/00 @ 102.00  	  				  	495,000	      596,543      578,373

 Cusip #4693638R9
Jacksonville Fla Elec Auth Rev RFDG
DTD 10/01/95  6.250%  Due 10/01/98
St. John's Riv-ISS 2 Ser 6-C
OID Book Entry Only-Non Callable     					250,000	      255,256      255,582

 Cusip #516823AJ0
Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable              295,000	      346,598      357,516

 Cusip #57585OXD9
Massachusetts St. Health & EDL FALS Auth Rev
Salem Hosp Ser B-Book Entry Only
Pre-refunded 7/1/99 @102.00
DTD 1/01/89 8.15% Due 7/01/14	  				    		195,000	      205,727      211,540

 Cusip # 57585GH39
Massachusetts St. Health & EDL FALS Auth Rev
DTD 5/01/90 7.5%-Book Entry Only
Only Subj to Spec Redmpt DTD 5/01/90 7.5%
Due 7/01/10 Pre-refunded 7/01/00
@ 102.00                                  130,000       143,644      143,311

 Cusip #639557EY9
Nebo Utah School Dist FGIC
DTD 6/15/94  9.75%  Due  6/15/01
Book Entry Only-Non Callable       				  	210,000	      237,711      248,356

                                                      STUART M. FRIED, CPA


                           KALA INVESTMENT CORP.
                       NOTES TO FINANCIAL STATEMENTS
                             OCTOBER 31, 1997



                                         PRINCIPAL    AMORTIZED     MARKET
MUNICIPAL BONDS (99%)                     AMOUNT        COST        VALUE

ISSUE

 Cusip #649665NC6
New York New York Ser A-1
DTD 8/14/95 5.50% due 8/01/01
Book Entry Only-Escrowed to Maty-OID			    15,000 	      15,204       15,680

 Cusip #649665NF9
New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable-OID     			   85,000	       86,163       88,134

 Cusip #649650Z92
New York, New York Ser B
DTD 8/14/95 5.3% Due 8/15/00
Book Entry Only-Non Callable     	     				50,000	       50,127       51,310

 Cusip #626190UJ9
Muni Assit Corp for City New York NY
Ser 64
DTD 0/01/88  6.75% Due 7/01/98            100,000 	     101,615 	    101,979

 Cusip #626190WR9
Muni Assit Corp for City New York NY
Ser 67
DTD 9/01/88 7.10% Due 7/01/98					       	150,000 	     152,658      153,292

 Cusip #649664HM4
New York NY Ser G
DTD 1/09/96 5.10% Due 2/01/00
Book Entry Only-Non Callable-OID 					    200,000	      200,427      203,426

                                                       STUART M. FRIED, CPA

                              KALA INVESTMENT CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1997



                                         	PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	 						            	AMOUNT  	   	COST  		    	VALUE

ISSUE

 Cusip #649706JB5
New York N Y City Mun Wtr Fin Auth
Wtr & Swr Sys Rev Ser B FGIC
DTD 3/28/89 7.625% Due 6/15/17
Pre-refunded 6/15/98 @ 101.50
Book Entry Only-OID              				     230,000	     233,551      238,834

 Cusip #649810JL3
New York St CTFS Partn
COPS-OID
DTD 2/01/92  6.90% Due 3/1/98
Book Entry Only
Subj to Spec Rdmpt				                    200,000	     201,500	     201,990

 Cusip #6497852Y7
New York St. Crossover RFDG
DTD 7/15/92 7.50% Due 11/15/01
Book Entry Only-Non Callable       	     		50,000	      55,191       55,981

 Cusip #649833KS8
New York St Dorm Auth Revs RFDG
DTD 3/01/93  4.10%  Due 7/1/98
Upstate Cmty Colleges A-OID      	  		    100,000	      99,932      100,181

 Cusip # 650017BM7
New York State Twy Auth Svc Contract
Rev Loc Hwy & Brdg
DTD 9/15/93  4.60%  Due 4/01/99
Book Entry Only-Non Callable              150,000 	 	  150,672 	 		 151,120

 Cusip # 745269BW9
Puerto Rico Hsg Bk & Fin Agy RFDG
DTD 9/01/93 4.375% Due 12/01/97
Cmwlth Apr-Subsidy Prepy-Singl Fam
Book Entry Only-OID-Non Callable          320,000      319,861      320,182

 Cusip # 745144JY2
Puerto Rico Comwlth RFDG Impt
DTD 7/01/93 4.90%  Due 7/1/00
Book Entry Only-Non Callable-OID 			      200,000 	    200,219      203,790

                                                      STUART M. FRIED, CPA


                            KALA INVESTMENT CORP.
                        NOTES TO FINANCIAL STATEMENTS
                              OCTOBER 31, 1997



                                          PRINCIPAL	  	AMORTIZED	  	MARKET
MUNICIPAL BONDS (99%)	             							AMOUNT  	   	COST  			    VALUE

ISSUE

 Cusip # 745269BY5
Puerto Rico Hsg Bk & Fin Agy RFDG
DTD 9/01/93 4.50% Due 12/01/98
Cmwlth Appr Subsidy Prepay - Singl Fam
Book Entry Only-Non Callable-OID          135,000      135,032      135,435

 Cusip # 796236AN7
San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.00% Due 8/01/02
Book Entry Only-Non Callable          				300,000	     340,983      347,483

 Cusip # 8375592Q5
South Dakota St Hlth & Edl Fac Auth Rev
Sioux Vy Hosp MBIA
DTD 1/15/89 7.625%  Due 11/01/13
Pre-refunded 11/01/98 @ 102.00         			130,000      135,002 	    137,227

 Cusip # 896029MF9
Triborough Brdg & Tunl Auth
NY Rev-Ser L
DTD 12/01/87 7.80%  Due 1/01/03
Prfd 1/01/98 @ 102.00                 				100,000      100,775      102,653
                             													-------      -------


Total Investment  - 96.0% 				       		$6,825,000   $7,293,716    7,340,069
						                          							==========   ==========


Other Assets Less Liabilities - 4.0% 			     						                	307,390
                                                																	----------

Net Assets - 100%		 													                                $7,647,459
	                                            																		  ==========


Net Asset Value Per Share													                           $   285.12
                                             																			 ==========


Outstanding shares at October 31, 1997 	       				               			26,822
                                             																			 ==========





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